Equity (Details Narrative) - USD ($)					4 Months Ended
	Jun. 06, 2018	Jun. 05, 2018	Apr. 27, 2018	Nov. 12, 2017	Sep. 30, 2018	Dec. 31, 2017
Ordinary shares outstanding					85,562,769	11,730,425
Ordinary share price per shares	$ 10.19				$ 9.76
Shares previously subject to redemption, shares					16,921,700
Reclassification of shares previously subject to redemption					$ 165,188,000
Redemption value price per shares					$ 10.11
Underwriting fee per share					$ 0.35
Redeemed shares, shares					1,916,511
Redeemed shares value					$ (19,379,000)
Ordinary shares issued for underwriting fees, value					$ 3,737,000
Ordinary shares issued for underwriting fees, shares					307,465
Business combination, consideration transferred					$ 319,015,000
Acquired percentage of shares outstanding	12.00%					12.00%
GES Transaction [Member]
Business acquisition exchange shares	25,309,848				3,036,381
Business acquisition payments	$ 29,300,000
Business combination, ordinary shares	3,036,381				25,309,848
Acquired percentage of shares outstanding	88.00%
NPS Holdings Limited [Member]
Business combination, ordinary shares					25,077,000
Business combination, consideration transferred					$ 319,015,000
NPS Holdings Limited [Member] | Predecessor [Member]
Ordinary shares outstanding						342,250,000
NPS Holdings Limited [Member] | Mr. Abdulaziz Mubarak Al-Dolaimi and Mr. Fahad Abdulla Bindekhayel [Member] | Predecessor [Member]
Ordinary share price per shares					$ 1
Number of convertible shares issued					37,000,000
Hana Investments [Member]
Business acquisition payments					$ 150,000,000
Business combination, ordinary shares					13,758,449
Stock Purchase Agreement [Member]
Business combination, ordinary shares				418,001
Business combination, consideration transferred				$ 4,700,000
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | First Closing [Member]
Business acquisition exchange shares				83,660,878
Business acquisition payments				$ 150,000,000
Stock Purchase Agreement [Member] | NPS Holdings Limited [Member] | Second Closing [Member]
Business acquisition payments				$ 292,800,000
Business combination, ordinary shares				11,318,828
Stock Purchase Agreement [Member] | Hana Investments [Member]
Ordinary share price per shares				$ 11.244
Number of ordinary shares issuance				13,340,448
Hana Loan Agreement [Member]
Ordinary share price per shares		$ 11.244
Business combination, ordinary shares		53,362
Principal amount borrowed		$ 50,000,000
Origination fee		$ 600,000
Relationship Agreement [Member] | Hana Investments [Member]
Ordinary share price per shares		$ 11.244
Business combination, ordinary shares		213,447
Business combination, consideration transferred		$ 2,100,000
Forward Purchase Agreement [Member] | Backstop Investor [Member]
Business acquisition payments			$ 48,293,763
Business combination, ordinary shares			4,829,375
Public Warrants [Member]
Warrants					22,921,700
Ordinary share price per shares					$ 5.75
Warrants expire date					Jun. 06, 2023
Private Warrants [Member]
Warrants					12,618,680
Ordinary share price per shares					$ 5.75
Warrants expire date					Jun. 06, 2023